Property and Equipment Net	12 Months Ended
Dec. 31, 2012
Property and Equipment Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-    PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2011
Cost:
Minibars (d)	6,854	6,290
Production equipment and parts	295	411
Computers and electronic equipment	113	107
Office furniture, equipment and other	30	30
	7,292	6,838
Accumulated depreciation:
Minibars	3,292	2,737
Computers and electronic equipment	118	122
Office furniture, equipment and other	3	2
	3,413	2,861

Depreciated cost	3,879	3,977

Additional Information:
a.	Depreciation expenses amounted to $ 595 and $ 719 for the years ended December 31, 2012 and 2011, respectively.
b.	Balance includes minibars at depreciated cost of $ 139, as of December 31, 2012, identified against a loan based on a refinancing agreement, see also Note 6c.
c.	As for liens, see Note 9b.
d. Number of minibars:

The consolidated financial statements include the accounts of HOMI and its active subsidiaries listed below, which are fully owned by HOMI:'

		Number of Minibars Operated
Subsidiary Name	Area	31.12.2012	31.12.2011
HOMI Israel Ltd. (1),(3)	Israel	4,692	4,361
HOMI USA, Inc. and HOMI Canada, Inc. (1),(3)	U.S.A. and Canada	3,289	4,187
HOMI Europe SARL (1), (2) ,(3)	Europe	1,499	1,499
		9,480	10,047

(1)	A quantity of minibars are owned by HOMI Industries, which is a wholly owned subsidiary ("HOMI Industries") and rented to other subsidiaries.

As of December 31, 2012 the minibars are located as follows:

	HOMI U.S.A.	HOMI Israel	Europe	Total
Number of minibars	1,620	2,593	1,499	5,712

(2)	Through subsidiaries in France and the U.K (including a branch in Spain).

(3)	Including HOMI® 232 shared operated minibars. As of December 31, 2012 located as follows, see note 9f:

	HOMI U.S.A.	HOMI Israel	Europe	Total
Number of minibars	246	333	0	579